Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders' Equity

On February 11, 2013, we issued 13,529,412 shares of common stock in our initial public offering. Following this initial public offering, we received proceeds of $262.6 million, after deducting underwriting discounts and commissions of approximately $19.2 million and offering expenses of approximately $2.3 million.

Upon our conversion from a limited liability company to a corporation, our certificate of incorporation authorized 300,000,000 shares of common stock and 50,000,000 shares of preferred stock. No preferred stock was issued or outstanding as of June 30, 2013 and December 31, 2012. We had 43,229,412 and 29,700,000 shares of common stock issued and outstanding as of June 30, 2013 and December 31, 2012, respectively. Each share of common stock entitles the holder to one vote on matters to be voted on by the stockholders of Boise Cascade. After giving effect to the Repurchase, as described in Note 13, Subsequent Events, we had 43,229,412 shares of common stock issued, of which 39,365,350 shares were outstanding.

See Note 3, Income Taxes, for a discussion of our conversion from a limited liability company to a corporation. The common stock authorized and outstanding, par values, net income per share amounts, and other per-share disclosures for all periods presented have been adjusted to reflect the impact of this conversion. Upon this conversion, we reclassified $32.0 million of accumulated deficits through February 4, 2013, to additional paid-in capital.

Redeemable Equity

Redeemable equity represented equity units of FPH held by certain members of our senior management team, which units were redeemable at the option of the holder in the event of death or disability or the sale of a division resulting in the termination of his or her employment. We had historically classified these units outside of our permanent equity because these units were subject to mandatory redemption (and could have been subject to repayment by us) upon an event outside our control (i.e., death or disability). Following our initial public offering, we reclassified these equity units as permanent equity because we no longer have an obligation to satisfy this redemption obligation on FPH's behalf.

Accumulated Other Comprehensive Loss

The following table details the changes in accumulated other comprehensive loss for the three and six months ended June 30, 2013 and 2012:

	Changes in Accumulated Other Comprehensive Loss
	Three Months Ended June 30		Six Months Ended June 30
	2013	2012	2013	2012
	(thousands)
Beginning Balance	$(119,820)	$(118,778)	$(121,229)	$(120,845)
Defined benefit pension plans, amounts reclassified from accumulated other comprehensive loss, net of tax of $878, $0, $1,748, and $0, respectively (a)	1,425	2,000	2,834	4,067
Ending Balance	$(118,395)	$(116,778)	$(118,395)	$(116,778)
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(a)
Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.

Equity

Boise Cascade had issued and outstanding 29,700,000 shares of common stock as of December 31, 2012 and 2011. See Note 16, Subsequent Events, for a discussion of our conversion from a limited liability company to a corporation. Each share of common stock entitles the holder to one vote on matters to be voted on by the stockholders of Boise Cascade.

On February 11, 2013, we closed on our initial public offering by issuing 13,529,412 shares of common stock. As a result of this initial public offering, we received proceeds of approximately $263 million, net of underwriting discounts and offering expenses.
Distributions
In 2012, we made $228.3 million of cash distributions to BC Holdings. In 2011 and 2010, we did not make any cash distributions. Both our senior credit facility and the indenture governing our senior subordinated notes permitted these distributions.

Accumulated Other Comprehensive Loss

Changes in accumulated other comprehensive loss are as follows:

Accumulated Other Comprehensive Loss
(thousands)
Balance at December 31, 2010, net of taxes	$(40,195)
Defined benefit pension plans, current-period other comprehensive loss	(80,650)
Balance at December 31, 2011, net of taxes	(120,845)
Defined benefit pension plans, current-period other comprehensive loss	(384)
Balance at December 31, 2012, net of taxes	$(121,229)

Registration Rights Agreement

              In connection with our initial public offering, we entered into a registration rights agreement with BC Holdings on February 8, 2013. BC Holdings is entitled to request that the company register its shares on a long-form or short-form registration statement on one or more occasions in the future, which registrations may be "shelf registrations." BC Holdings is also entitled to participate in certain registered offerings by the company, subject to the restrictions in the registration rights agreement. The company will pay BC Holdings' expenses in connection with BC Holdings' exercise of these rights. The registration rights described in this paragraph apply to (i) shares of our common stock held by BC Holdings as of February 11, 2013, (ii) any of our capital stock (or that of our subsidiaries) issued or issuable with respect to the common stock described in clause (i) with respect to any dividend, distribution, recapitalization, reorganization, or certain other corporate transactions, and (iii) any of our common stock held by Madison Dearborn Capital Partners IV, L.P. (MDCP IV) and its affiliates ("Registrable Securities"). These registration rights are also for the benefit of any subsequent holder of Registrable Securities, provided that any particular securities will cease to be Registrable Securities when they have been sold in a registered public offering, sold in compliance with Rule 144 of the Securities Act, or repurchased by us or our subsidiaries. In addition, with the consent of Boise Cascade and holders of a majority of Registrable Securities, any Registrable Securities held by a person other than MDCP IV and its affiliates will cease to be Registrable Securities if they can be sold without limitation under Rule 144 of the Securities Act.